Notes payable, Loans and Derivative Liabilities - Notes payable (Details) (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 30, 2011
Notes Payable
Debt Discount	$ 133,827	$ 63,114
Notes Payable Related Party
Debt Discount	47,673	50,053
Convertible Notes Payable
Debt Discount	$ 217,535	$ 41,469